Share-Based Compensation - Share Based Compensation Expense by Type of Award (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Share-based Compensation Arrangement by Share-based Payment Award
Share-based compensation expenses	¥ 109,030	$ 14,937	¥ 11,530	¥ 42,300
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award
Share-based compensation expenses	(1,230)	(169)	1,883	24,195
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award
Share-based compensation expenses	¥ 110,260	$ 15,106	¥ 9,647	¥ 18,105